FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table provides information by value level for financial assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis as of March 31, 2013 and December 31, 2012.

	March 31, 2013
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3

Investment in Parent Company	$1,031	$399	$632	$-
Derivative related to Service Agreement	(411)	-	-	(411)

Total Financial Assets, net	$620	$399	$632	$(411)

	December 31, 2012
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3

Investment in Parent Company	$828	$199	$629	$-
Derivative related to Service Agreement	(470)	-	-	(470)

Total Financial Assets, net	$358	$199	$629	$(470)

(1)	Represents the portion of the Parent Company's shares that has no trading restrictions.
(2)	Represents the portion of the Parent Company's shares that has trading restrictions.

The following table provides information by value level for financial assets and liabilities that are measured at fair value, as defined by ASC 820, on a recurring basis as of December 31, 2012 and 2011.

	December 31, 2012
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3

Investment in Parent Company	$828	$199	$629	$-

Derivative related to Service Agreement	(470)	-	-	(470)

Total Financial Assets, net	$358	$199	$629	$(470)

	December 31, 2011
	Fair value measurements
Description	Fair Value	Level 1(1)	Level 2(2)	Level 3

Investment in Parent Company	$172	$-	$172	$-

Derivative related to Service Agreement	(1,436)	-	-	$(1,436)

Total Financial Assets, net	$(1,264)	$-	$172	$(1,436)

(1)	Represents the portion of the Parent Company's shares that has no trading restrictions.
(2)	Represents the portion of the Parent Company's shares that has trading restrictions.

Schedule of Effect of Significant Unobservable Inputs, Changes in derivative [Table Text Block] [Table Text Block]
The following table presents the changes in Level 3 instruments measured on a recurring basis for the three months ended March 31, 2013. The Company's Level 3 instruments consist of derivatives.

Fair value measurements using significant unobservable inputs (Level 3):

Balance at June 27, 2011	$-

Fair value of derivatives	438
Change in fair value of derivatives	998

Balance at December 31, 2011	1,436
Change in fair value of derivatives	(966)

Balance at December 31, 2012	470
Change in fair value of derivatives	(59)

Balance at March 31, 2013 (unaudited)	$411

The following table presents the changes in Level 3 instruments measured on a recurring basis for the year ended December 31, 2012 and 2011. The Company's Level 3 instruments consist of Derivative (see Note 6).

Fair value measurements using significant unobservable inputs (Level 3):

Balance at June 27, 2011	$-

Fair value of derivatives (see Note 6)	438
Change in fair value of derivatives	998

Balance at December 31, 2011	1,436

Change in fair value of derivatives	(966)

Balance at December 31, 2012	$470